Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 274,223	$ 301,954	$ 283,932
Cost of sales	[1]	246,891	273,417	254,724
Gross profit		27,332	28,537	29,208
Operating expenses:
Selling, general and administrative expenses	[2]	35,093	27,295	26,933
Total operating expenses		35,093	27,295	26,933
Operating (loss) profit from continuing operations		(7,761)	1,242	2,275
Other expense (income):
Interest income		(31)	(37)	(34)
Interest expense		12,815	13,478	11,944
Change in fair value of derivatives and contingent consideration		(1,442)	(25)	(4,733)
Foreign Exchange loss (gain)		33	(212)	10,364
Other non-operating expenses		2,546		1,691
Total other expense		13,921	13,204	19,232
Loss before taxes from continuing operations		(21,682)	(11,962)	(16,957)
Income tax expense (benefit)		1,651	589	(1,844)
Loss from continuing operations		(23,333)	(12,551)	(15,113)
Discontinued operations:
Profit (loss) before taxes from discontinued operations		33	(652)	(4,271)
Income tax expense (benefit)		55	(695)	(214)
(Loss) profit from discontinued operations		(22)	43	(4,057)
Net loss		(23,355)	(12,508)	(19,170)
Net income (loss) attributable to noncontrolling interest		970	168	(42)
Net loss attributable to the Company		$ (24,325)	$ (12,676)	$ (19,128)
Loss from continuing operations per ordinary shares outstanding, basic		$ (0.87)	$ (0.47)	$ (0.57)
Loss from continuing operations per ordinary shares outstanding, diluted		(0.87)	(0.47)	(0.57)
Loss from discontinuing operations per ordinary shares outstanding, basic		(0.00)	0.00	(0.15)
Loss from discontinuing operations per ordinary shares outstanding, diluted		$ (0.00)	$ 0.00	$ (0.15)
Weighted average number of shares outstanding - basic		26,884,238	26,879,159	26,604,710
Weighted average number of shares outstanding - diluted		26,884,238	26,879,159	26,604,710
Other comprehensive loss net of tax:
Foreign currency translation adjustments		$ (1,057)	$ (1,747)	$ (7,242)
Total other comprehensive loss		(1,057)	(1,747)	(7,242)
Comprehensive loss		(24,412)	(14,255)	(26,412)
less: Comprehensive income (loss) attributable to non-controlling interest		578	442	(615)
Comprehensive loss attributable to the Company		$ (24,990)	$ (14,697)	$ (25,797)

[1]	Primarily includes purchases of inventory, packaging, and other sales costs.
[2]	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and